Supplement (Vanguard STAR Fund)	12 Months Ended
Oct. 31, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO]

Vanguard STAR(R) Fund

Supplement to the Prospectus and Summary Prospectus for Participants

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under 'Annual Total Return':

Average Annual Total Returns for Periods Ended December 31, 2011

1 Year 5 Years 10 Years

Vanguard STAR Fund Investor Shares 0.77% 2.33% 5.20%

Comparative Benchmarks

(reflect no deduction for fees or expenses)

MSCI US Broad Market Index 1.08% 0.29% -

Dow Jones U.S. Total Stock Market Index) 0.52 0.28 3.90

Barclays U.S. Aggregate Bond Index 7.84 6.50 5.78

MSCI EAFE Index -12.14 -4.72 4.67

STAR Composite Index 0.87 2.64 5.01

STAR Composite Average -1.90 1.15 3.72

PS DJB2_122012

Retail
Supplement Text
Supplement Text:

[SHIP LOGO]

Vanguard STAR(R) Fund

Supplement to the Prospectus and Summary Prospectus

New Benchmark

The Dow Jones U.S. Total Stock Market Index, one of several equity performance benchmarks for the Fund, has been replaced with the Dow Jones U.S. Total Stock Market Float Adjusted Index. While the former index represented all U.S. equity securities, the float-adjusted version of the index excludes shares of securities that are not available for public trading. Returns for the new benchmark will be included in future prospectus updates.

Additionally, the following table replaces a similar table under 'Annual Total Return':

Average Annual Total Returns for Periods Ended December 31, 2011

1 Year 5 Years 10 Years

Vanguard STAR Fund Investor Shares

Return Before Taxes 0.77% 2.33% 5.20%

Return After Taxes on Distributions 0.04 1.21 4.16

Return After Taxes on Distributions and Sale of Fund Shares 0.70 1.49 4.00

Comparative Benchmarks

MSCI US Broad Market Index(reflects no deduction for fees, expenses, or taxes) 1.08% 0.29% -

Dow Jones U.S. Total Stock Market Index(reflects no deduction for fees, expenses, or taxes) 0.52 0.28 3.90

Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes) 7.84 6.50 5.78

MSCI EAFE Index(reflects no deduction for fees or expenses) -12.14 -4.72 4.67

STAR Composite Index(reflects no deduction for fees, expenses, or taxes) 0.87 2.64 5.01

STAR Composite Average(reflects no deduction for fees or expenses) -1.90 1.15 3.72

PS DJB2_122012